united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 11/30

Date of reporting period: 5/31/15

Item 1. Reports to Stockholders.

JAMES ALPHA YORKVILLE MLP PORTFOLIO

Class A, C And I Shares

Semi-Annual Report
As Of May 31, 2015

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS
AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Investment Review	Page 1
Schedules of Investments	Page 3
Statements of Assets and Liabilities	Page 4
Statements of Operations	Page 5
Statements of Changes in Net Assets	Page 6
Notes to Financials	Page 7
Financial Highlights	Page 11
Supplemental Information	Page 12
Privacy Notice	Page 14

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman, President & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Stephen Ventimiglia	Vice President & Secretary
Jonathan W. Ventimiglia	Vice President, Assistant Secretary,
Treasurer & Chief Financial Officer
James S. Vitalie	Vice President
Michael J. Wagner	Chief Compliance Officer
Rose Anne Casaburri	Assistant Secretary
Aaron J. Smith	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC	Northern Lights Distributors, LLC
1616 N. Litchfield Rd., Suite 165	17605 Wright Street, Suite 2
Goodyear, Arizona 85395	Omaha, Nebraska 68130

Transfer & Shareholder Servicing Agent	Custodian
Gemini Fund Services, LLC	BNY Mellon Corp.
17605 Wright Street, Suite 2	1 Wall Street, 25th Floor
Omaha, Nebraska 68130	New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Gemini Fund Services, LLC	Gemini Fund Services, LLC
80 Arkay Drive, Suite 110	80 Arkay Drive, Suite 110
Hauppauge, New York 11788	Hauppauge, New York 11788

INVESTMENT REVIEW

JAMES ALPHA YORKVILLE MLP PORTFOLIO

Advised by: James Alpha Management, LLC, New York, New York

Objective:The Portfolio seeks current income and secondarily capital appreciation

Total Aggregate Return for the Period Ended May 31, 2015
Inception:
3/31/15 - 5/31/15
Class A
With Sales Charge	-4.52%
Without Sales Charge	1.30%
Class C
With Sales Charge	0.30%
Without Sales Charge	1.30%
Class I
Without Sales Charge	1.30%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 31, 2015, is 3.79%, 4.54% and 3.54% for the A, C and I Classes respectively.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA YORKVILLE MLP PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Tallgrass Energy Partners LP	9.0%
Western Gas Equity Partners	8.9%
Delek Logistics Partners LP	8.4%
Enlink Midstream LLC	8.1%
Rose Rock Midstream LP	7.4%
Energy Transfer Equity LP	7.2%
Targa Resources Partners LP	6.5%
Cheniere Energy Partners LP	6.5%
Williams Cos., Inc.	6.5%
Williams Partners LP	5.8%

*	Based on total net assets as of May 31, 2015.

Excludes short-term investments.

Portfolio Composition*

The Alerian MLP Index is the leading gauge of large- and mid-cap energy Master Limited Partnerships (MLPs). The float-adjusted, capitalization-weighted index, which includes 50 prominent companies and captures approximately 75% of available market capitalization.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

SCHEDULE OF INVESTMENTS
JAMES ALPHA YORKVILLE MLP PORTFOLIO (Unaudited)
May 31, 2015

Shares		Value
	COMMON STOCK - 100.0%
	GAS - 8.9%
7,700	Western Gas Equity Partners LP	$493,185

	OIL & GAS - 9.6%
10,000	Delek Logistics Partners LP	465,000
35,500	Sanchez Production Partners LP *	64,965
		529,965
	OIL & GAS SERVICES - 4.7%
16,200	Azure Midstream Partners LP	257,418

	PIPELINES - 71.3%
10,800	Cheniere Energy Partners LP	358,452
5,800	Energy Transfer Equity LP	398,286
13,600	EnLink Midstream LLC	450,296
8,400	Enterprise Products Partners LP	272,328
4,300	MarkWest Energy Partners LP	277,909
5,200	Plains All American Pipeline LP	244,140
8,100	Rose Rock Midstream LP	410,427
10,000	Tallgrass Energy Partners LP	494,900
8,300	Targa Resources Partners LP	358,809
7,000	Williams Cos, Inc.	357,700
5,700	Williams Partners LP	318,516
		3,941,763
	TRANSPORTATION - 5.5%
11,900	GasLog Partners LP	303,450

	TOTAL COMMON STOCK (Cost - $5,417,619)	5,525,781

	SHORT-TERM INVESTMENTS - 0.8%
	Milestone Treasury Obligations Portfolio, Institutional Class
43,433	(Cost - $43,433)	43,433

	TOTAL INVESTMENTS - 100.8% (Cost - $5,461,052) (a)	$5,569,214

	OTHER ASSETS LESS LIABILITIES - (0.8) %	(42,287)

	NET ASSETS - 100.0%	$5,526,927

*	Non-income producing securities

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,461,052 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$231,682
Unrealized depreciation:	(123,520)
Net unrealized appreciation:	$108,162

See accompanying notes to financial statements

Statement of Assets and Liabilities, May 31, 2015 (Unaudited)

ASSETS
Investment securities:
At cost	$5,461,052
At value	$5,569,214
Receivable from manager	1,046
Prepaid expenses and other assets	4,666
TOTAL ASSETS	5,574,926

LIABILITIES
Deferred income tax liability	30,488
Supervisory fee payable	1,127
Payable for distribution (12b-1) fees	87
Custody fees payable	1,589
Trustee fees payable	141
Accrued expenses and other liabilities	14,567
TOTAL LIABILITIES	47,999
NET ASSETS	$5,526,927

NET ASSETS CONSIST OF:
Paid in capital	$5,466,933
Undistributed net investment income, net of deferred income taxes	(11,665)
Accumulated net realized (loss) from investments, net of deferred income taxes	(58)
Net unrealized appreciation on investments, net of deferred income taxes	71,717
NET ASSETS	$5,526,927

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$5,188,668
Shares of beneficial interest outstanding	512,398
Net asset value/offering price per share (a)	$10.13

Class A Shares:
Net Assets	$10
Shares of beneficial interest outstanding	1
Net asset value (a)	$10.13
Offering price per share (maximum sales charge of 5.75%)	$10.75

Class C Shares:
Net Assets	$338,249
Shares of beneficial interest outstanding	33,401
Net asset value/offering price per share (b)	$10.13

(a)	Redemption price per share. The Portfolio will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b)	Redemption price per C share varies based on length of time shares are held. The Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

Statement of Operations, For the Period Ended May 31, 2015 (Unaudited) (a)

INVESTMENT INCOME
Dividends	$58,415
Interest	4
Less:Return of Capital	(55,298)
TOTAL INVESTMENT INCOME	3,121

EXPENSES
Investment advisory fees	10,066
Supervisory fees	2,377
Distribution (12b-1) fees:
Class C	87
Audit fees	12,189
Administration services fees	2,579
Custodian fees	1,589
Registration fees	869
Printing and postage expenses	832
Legal fees	260
Trustees’ fees and expenses	184
Compliance officer fees	159
Non 12b-1 fees shareholder servicing	159
Miscellaneous expenses	476
TOTAL EXPENSES	31,826
Less: Fees waived/reimbursed by the Adviser	(11,112)
NET EXPENSES	20,714

NET INVESTMENT LOSS BEFORE TAXES	(17,593)
Deferred Income Tax Benefit	5,928
NET INVESTMENT LOSS	(11,665)

REALIZED AND UNREALIZED GAIN
Net realized loss from:
Investments	(87)
Deferred Income Tax Benefit	29
(58)
Net change in unrealized appreciation of:
Investments	108,162
Deferred Income Tax Benefit	(36,445)
71,717

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	71,659

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,994

(a)	The James Alpha Yorkville MLP Fund commenced operations on March 31, 2015.

See accompanying notes to financial statements.

Statement of Changes in Net Assets

Period Ended
May 31, 2015 (a)
FROM OPERATIONS	(Unaudited)
Net investment income, net of deferred income tax benefit	$(11,665)
Net realized (loss) from investments, net of deferred income tax benefit	(58)
Net change in unrealized appreciation on investments, net of deferred income tax benefit	71,717
Net increase in net assets resulting from operations	59,994

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class C	342,760
Class I	5,124,163
Net increase in net assets from shares of beneficial interest	5,466,933

NET INCREASE IN NET ASSETS	5,526,927

NET ASSETS
Beginning of Period	—
End of Period*	$5,526,927
* Includes undistributed net investment income of:	$(11,665)

(a)	The James Alpha Yorkville MLP Fund commenced operations on March 31, 2015.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Period Ended May 31, 2015 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of sixteen portfolios. Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager. The James Alpha Yorkville MLP Portfolio (the “Portfolio”) is managed by James Alpha Management, LLC (“James Alpha”). James Alpha serves as Adviser to the Portfolio; Yorkville Capital Management (“Yorkville”) serves as Sub-Adviser to the Portfolio. Gemini Fund Services, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC. Northern Lights Distributors, LLC (the “Distributor”) is the Trust’s Distributor, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

The Portfolio is a non-diversified portfolio that seeks current income and secondarily capital appreciation. Currently, the Portfolio offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. To discourage short-term trading and offset brokerage commissions, market impact and other costs associated with short-term trading, the Portfolio charges a 2% fee on the value of shares that are redeemed within 30 days of purchase. Such fees are paid directly to the Portfolio from which the redemption is made. Please see the Trust’s prospectus for additional details.

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

(a)	Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the last quoted bid price. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of MLPs. MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and lower income.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

NOTES TO FINANCIAL STATEMENTS

Period Ended May 31, 2015 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of May 31, 2015, for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$5,525,781	$—	$—	$5,525,781
Money Market Funds	43,433	—	—	43,433
Total	$5,569,214	—	—	$5,569,214

The Portfolio did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented.

It is the Portfolio’s policy to recognize transfers into and out of Levels at the end of the reporting period.

*   Refer to the Schedules of Investments for industry classifications.

(b)	Federal Income Tax

The Portfolio does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Portfolio is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35%. The Portfolio may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Portfolio is currently using an estimated rate of 34% for federal tax and 1.81% for state and local tax, net of federal tax benefit.

The Portfolio intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Portfolio reports its allocable share of the MLP’s taxable income in computing its own taxable income. The Portfolio’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Portfolio has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Portfolio’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. From time to time, as new information becomes available, the Portfolio will modify its estimates or assumptions regarding the deferred tax liability or asset.

The Portfolio may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Portfolio will modify its estimates or assumptions regarding its tax liability or asset.

The Portfolio files income tax returns in the U.S. federal jurisdiction and various states. Tax years (2015) remains open and subject to examination by tax jurisdictions. The Portfolio has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months.

(c)	Security Transactions and Other Income

Security transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

(d)	Dividends and Distributions

Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio. Depreciation or other cost recovery deductions passed through to the Portfolio from investments in MLPs taxed as partnerships in a given year generally will reduce the Portfolio’s taxable income (and earnings and profits), but those deductions may be recaptured in the Portfolio’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Portfolio disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Portfolio’s shareholders may be taxable, even though the shareholders at the time of the distribution might not have held shares in the Portfolio at the time the deductions were taken by the Portfolio, and even though the Portfolio’s shareholders at the time of the distribution will not have corresponding economic gain on their shares at the time of the distribution.

Distributions received from the Portfolio’s investments in MLPs generally are comprised of income and return of capital. The Portfolio records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

NOTES TO FINANCIAL STATEMENTS

 Period Ended May 31, 2015 (Unaudited) (Continued)

(e)	Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to the Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolio of the Trust or another reasonable basis.

(f)	Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the James Alpha monthly by the Portfolio and are computed and accrued daily at an annual rate of 1.20% of the Portfolio’s average daily net assets. The Manager receives an annual supervision fee which is the greater of 0.10% of the Portfolio’s average daily net assets decreasing at various asset levels or a minimum of $15,000 from the Portfolio annually paid out monthly.

The Trust and the James Alpha on behalf of the Portfolio, have entered into an Excess Expense Agreement (the “Expense Agreement”). In connection with the Expense Agreement, James Alpha is currently waiving, all or a portion of its management fees and/or assuming certain other operating expenses of the Portfolio in order to maintain the expense ratios of each class of the Portfolio at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at May 31, 2015, for the Portfolio were: 2.75%, 3.50% and 2.50% for Class A, C and I shares, respectively. Under the terms of the Expense Agreement, expenses borne by James Alpha are subject to reimbursement for up to three years from the end of the fiscal year the fees or expenses were incurred. No reimbursement will be made if it would result in the portfolio exceeding its Expense Cap. The Expense Agreement with James Alpha shall continue through March 31, 2017. As of May 31,2015, James Alpha has waived/reimbursed $11,112 in expenses which may be reimbursed to James Alpha by no later than November 30, 2018.

(b) Gemini Fund Services, LLC (“GFS”), an affiliate of the Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolio pursuant to agreements with the Trust, for which it receives from the Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Portfolio.

Certain officers of GFS and NLCS are also officers of the Trust.

(c) The Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolio. The Plan provides that the Portfolio will pay the Distributor or other entities, including the Manager and James Alpha , a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of the Portfolio’s Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager and James Alpha or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I shares are offered at net asset value.

For the period ended May 31, 2015, the Distributor received sales charges on sales of the Portfolio’s Class A shares. The Distributor and James Alpha have advised the Portfolio that no CDSC’s were collected.

3.	INVESTMENT TRANSACTIONS

(a) For the period ended May 31, 2015, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolio was $5,488,057 in purchases and $10,054 in sales.

NOTES TO FINANCIAL STATEMENTS
Period Ended May 31, 2015 (Unaudited) (Continued)

4.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

The Portfolio has unlimited shares of beneficial interest authorized at $.01 par value per share. For the period indicated, transactions were as follows:

	Class I Shares	Class A Shares	Class C Shares
	For the Period Ended	For the Period Ended	For the Period Ended
	May 31, 2015 *	May 31, 2015 *	May 31, 2015 *
James Alpha Yorkville MLP
Issued	512,398	1	33,401
Redeemed	—	—	—
Reinvested from Dividends	—	—	—
Net Increase (Decrease) in Shares	512,398	1	33,401

*	Commenced Operations on March 31, 2015.

5.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure to the financial statements.

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended	Period Ended	Period Ended
	May 31, 2015 (1)	May 31, 2015 (1)	May 31, 2015 (1)
	(Unaudited)	(Unaudited)	(Unaudited)
	Class A	Class C	Class I
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income (Loss) from Investment Operations:
Net investment loss (2,10)	0.02	(0.14)	(0.02)
Net realized and unrealized gain on investments	0.11	0.27	0.15
Total from investment operations	0.13	0.13	0.13

Net asset value, end of period	$10.13	$10.13	$10.13

Total return (3,4)	1.30%	1.30%	1.30%

Ratios and Supplemental Data:
Net assets, at end of period (000s)	$0 (5)	$338	$5,189
Ratio of gross expenses to average net assets including income tax expenses (6)	7.79%	8.78%	7.54%
Ratio of gross expenses to average net assets excluding income tax expenses (6)	4.09%	5.09%	3.84%
Ratio of net expenses to average net assets including income tax expenses (6,7)	6.45%	7.20%	6.20%
Ratio of net expenses to average net assets before income tax expenses (6,7)	2.75%	3.50%	2.50%
Ratio of Income Tax Expense (6,9)	3.70%	3.70%	3.70%
Ratio of net investment loss to average net assets (6,7)	1.42%	-9.27%	-1.33%

Portfolio Turnover Rate (4,8)	0%	0%	0%

(1)	The James Alpha Yorkville MLP Portfolio commenced operations on March 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

(4)	Not Annualized.

(5)	Represents less than $1,000

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by adviser.

(8)	Represents less than 1%

(9)	Deferred tax expense estimate is derived from the net investment loss, and realized and unrealized gain/loss.

(10)	Included deferred tax benefit derived from net investment loss only.

See accompanying notes to financial statements.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the periods shown below.

Actual Expenses: The table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

					Hypothetical
			Actual		(5% return before expenses)

		Beginning		Expenses	Ending	Expenses
	Fund’s	Account	Ending	Paid During	Account	Paid During
	Annualized	Value	Account Value	Period *	Value	Period **
	Expense Ratio	3/31/15	5/31/15	3/31/15 – 5/31/15	5/31/15	12/1/14 – 5/31/15
James Alpha Yorkville MLP Portfolio:
Class A	6.45%	$1,000.00	$1,013.00	$10.84	$992.79	$32.02
Class C	7.20%	$1,000.00	$1,013.00	$12.10	$989.05	$35.68
Class I	6.20%	$1,000.00	$1,013.00	$10.42	$994.04	$30.80

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period March 31, 2015 (commencement of operations) to May 31, 2015 (61) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the six-month period ended May 31, 2015 (182) divided by the number of days in the fiscal year (365).

MANAGEMENT AND ADVISORY AGREEMENT APPROVALS

Board of Trustees (the “Board”) Meeting of October 28, 2014

Independent legal counsel reviewed with the Independent Trustees their responsibilities in considering (a) with respect to the James Alpha Yorkville MLP Portfolio (the “MLP Portfolio”) (i) approval of an investment management agreement between James Alpha Management, LLC (“James Alpha”) and the MLP Portfolio and (ii) approval of an Advisory Agreement between James Alpha and Yorkville Capital Management, LLC (“Yorkville”).

The Independent Trustees discussed the information provided by James Alpha and Yorkville in response to the Independent Trustees 15(c) request, including background information respecting James Alpha and Yorkville and comparative fee data. The Independent Trustees considered the nature, quality, and scope of services to be performed by James Alpha and by Yorkville with respect to the MLP Portfolio and determined that each is well qualified to provide these services.

The Trustees reviewed the proposed management fees for the MLP Portfolio. They considered the nature of the strategies and investment approach proposed for the MLP Portfolio. The Independent Trustees also considered with respect to the MLP Portfolio, comparative fee data which included fees charged by a peer group selected by James Alpha. They also noted that James Alpha agreed to cap the expenses of the MLP Portfolio for at least one year from the date of commencement of operations of the Portfolio at 2.5%, 2.75%, and 3.5% for Class I, Class A, and Class C respectively and considered the impact of the expense caps on the net fees received by James Alpha. In addition, because the Portfolio had yet to commence operations, the Trustees determined that profitability and economies of scale were at that juncture speculative.

The Trustees concluded, based upon the foregoing and all other factors they deemed relevant that the proposed management fee rate for the MLP Portfolio is reasonable. The Trustees also evaluated the reasonableness of the fee split between James Alpha and Yorkville. In this regard they considered the nature and scope of the services to be provided by James Alpha including (i) ongoing monitoring of Portfolio performance; (ii) research of potential replacement advisers to present to the Trustees for their consideration; and (iii) responding to questions from brokers and investment advisers.

The Trustees considered the benefits to be obtained by James Alpha and Yorkville from their relationship with the Trust. They noted, in this regard, each has soft dollar arrangements pursuant to which commissions on Portfolio transactions may be utilized to pay for research services. The Trustees noted that the amount of soft dollars expected to be received was small and that research services obtained by James Alpha and/or Yorkville may enhance their ability to provide quality services to the Portfolio.

Based on the foregoing, the Independent Trustees determined that approval of the proposed Management Agreement with James Alpha and proposed Advisory agreement with Yorkville were in the best interests of the MLP Portfolio.

Rev July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Saratoga Advantage Trust (“The Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

●    State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of May 31, 2015, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Saratoga Advantage Trust

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 8/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Jonathan W. Ventimiglia Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 8/10/15

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 8/10/15

* Print the name and title of each signing officer under his or her signature.